Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Expense
Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Cost of revenues	$49,893	$79,552	$357,053
Research and development expenses	919,773	1,472,528	5,312,704
Sales and marketing expenses	975,297	1,653,717	2,060,523
General and administrative expenses	905,389	1,046,372	4,244,879
	$2,850,352	$4,252,169	$11,975,159
Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Equity award – share options	$1,250,676	$2,177,975	$7,193,332
Equity award – restricted shares(1)(2)	1,002,674	980,911	1,192,946
Equity award – restricted share units	—	—	136,175
Liability award – share options	428,855	960,177	—
Liability award – restricted shares	168,147	133,106	—
Liability award – Venture Partners Plan	—	—	3,452,706
	$2,850,352	$4,252,169	$11,975,159

(1)Including restricted shares granted by the Founder for equity classified award of US$843,139, US$790,643 and US$851,665 for the years ended December 31, 2018, 2019 and 2020, respectively.
(2)Including restricted shares granted to employees as part of post-combination compensation of nil, nil, and US$264,406 for the years ended December 31, 2018, 2019 and 2020, respectively.

Schedule of Share Options Activity
The following table summarizes activities of the Company’s share options activity for the years ended December 31, 2018, 2019 and 2020:
Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	(US$)
Outstanding at January 1, 2018	20,412,350	$0.10	7.84	$5,087,933	$0.12
Granted	14,689,473	0.12			0.37
Forfeited	(1,440,866)	0.10
Outstanding at December 31, 2018	33,660,957	0.11	7.91	19,994,575	0.23
Granted	5,087,648	0.24			0.86
Forfeited	(787,425)	0.13
Reclassified from liability award	50,784	0.10
Outstanding at December 31, 2019	38,011,964	0.12	7.22	51,303,638	0.31
Granted	9,941,500	0.19			3.16
Exercised	(7,632,431)
Forfeited	(706,150)	0.16
Outstanding at December 31, 2020	39,614,883	0.17	8.23	466,460,320	1.08
Vested and expected to vest at December 31, 2020	34,982,436	0.11	5.85	339,504,760	1.20
Exercisable at December 31, 2020	34,982,436	0.11	5.85	339,504,760	1.20
Liability Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	(US$)
Outstanding at January 1, 2018	1,150,784	$0.10	6.97	$286,842	$0.07
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2018	1,150,784	0.10	5.97	$689,258	0.07
Granted	—	—
Repurchased	(1,100,000)	0.10	5.67	818,845	0.07
Forfeited	—	—
Vested and expected to vest at Reclassified to equity classified award	(50,784)	0.10	6.81	37,804	0.10
Outstanding at December 31, 2019 and 2020	—	—

Schedule of Share Options, Fair Value Assumptions
The fair value of options granted under the Company’s Plans for the years ended December 31, 2018, 2019 and 2020 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2018			2019			2020
Exercise price	US$0.10	-	US$1.00	US$0.10	-	US$0.50	US$0.10	-	US$1.74
Fair value of the ordinary shares on the date of option grant	US$0.3493	-	US$0.6989	US$0.6989	-	US$1.4751	US$0.8415	-	US$8.9816
Risk-free interest rate(1)	2.54%	-	3.18%	1.80%	-	2.83%	0.28%	-	1.46%
Expected term (in years)	10			10			10
Expected dividend yield(2)	0%			0%			0%
Expected volatility(3)	49.18%	-	50.36%	47.54%	-	50.01%	42.39%	-	59.65%
Expected forfeiture rate (post-vesting)	3%			3%			3%

(1)The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)The Company has no history or expectation of paying dividends on its ordinary shares.
(3)Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Schedule of Restricted Share Activity
Equity Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2018	16,121,181	$0.02
Granted	—	—
Vested	(6,670,833)	0.02
Outstanding at December 31, 2018	9,450,348	0.02
Granted	—	—
Reclassified from liability classified restricted shares	26,042	0.02
Vested	(6,670,833)	0.02
Outstanding at December 31, 2019	2,805,557	0.02
Granted(1)	512,782	10.16
Vested	(2,805,557)	0.02
Outstanding at December 31, 2020	512,782	10.16
(1)During 2020, the Company granted shares to employees that joined the Company following the business combination (Note 3) as well as a related party who was a previous shareholder in Netless (Note 18). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the restricted shares to the management employees, 70% of the awards will be released over a period of three years of continuous service, in equal installments starting from the stated vesting commencement date. The remaining 30% portion of the restricted shares are also subject to performance metrics based on an initial target number, and performance is measured over predefined performance periods which is one to three years; depending on the probability of achieving the performance targets, the number of restricted shares could range from 0 to 30% of the target amount.

Liability Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2018	151,042	$0.02
Granted	—	—
Vested	(62,500)	0.02
Outstanding at December 31, 2018	88,542	0.02
Granted	—	—
Vested	(62,500)	0.02
Reclassified to equity classified restricted shares	(26,042)	0.02
Outstanding at December 31, 2019 and 2020	—
The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at December 31, 2019	—	$—
Granted	263,621	10.30
Vested	—	—
Outstanding at December 31, 2020	263,621	10.30